Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 11 – COMMITMENTS AND CONTINGENCIES

Leases

Currently, the Company is leasing the office located at 29397 Agoura Road, Suite 107, Agoura Hills, CA 91301 on a month-to-month basis until such time a new office is identified. The Company believes the office is sufficient for its current operations.

Legal Claims

From time to time, the Company may become involved in legal proceedings arising in the ordinary course of business. The Company is not presently a party to any legal proceedings that it currently believes, if determined adversely to the Company, would individually or taken together have a material adverse effect on the Company’s business, operating results, financial condition or cash flows.

PointR Merger Contingent Consideration

The total purchase price of $17,831,427 represented the consideration transferred from Mateon in the Merger and was calculated based on the number of shares of Common Stock plus the preferred shares outstanding but convertible into Common Stock outstanding at the date of the Merger and includes $2,625,000 of contingent consideration of shares issuable to PointR shareholders upon achievement of certain milestones.

NOTE 12 – COMMITMENTS AND CONTINGENCIES

Leases

Currently, the Company is leasing the office located at 29397 Agoura Road, Suite 107, Agoura Hills, CA 91301 on a month-to-month basis until such time a new office is identified. The Company believes the office is sufficient for its current operations.

Legal Claims

From time to time, the Company may become involved in legal proceedings arising in the ordinary course of business. The Company is not presently a party to any legal proceedings that it currently believes, if determined adversely to the Company, would individually or taken together have a material adverse effect on the Company’s business, operating results, financial condition or cash flows.

Employment Agreements

In August 2019, the Company entered into Employment Agreements and incentive compensation arrangements with each of its then executive officers, including Dr. Vuong Trieu, the Chief Executive Officer; Dr. Fatih Uckun, the Chief Medical Officer; Dr. Chulho Park, the Chief Technology Officer; and Mr. Amit Shah, the Chief Financial Officer. In November 2019, upon review of the said employment agreement with Dr. Uckun, it was observed that the agreement submitted for Dr. Uckun was the incorrect document and the Company filed the correct document. In January 2020, Dr. Uckun resigned from the Company.

The Employment Agreements provide for annual base salaries for each year of the term, subject to review and adjustment by the Company’s Board or the Compensation Committee of the Board (the “Compensation Committee”) from time to time. Each Employment Agreement provides that the executive shall be eligible for an annual discretionary cash bonus expressed as a percentage the executive’s base salary, subject to their achievement of performance targets and goals established by the Board or the Compensation Committee.

The Employment Agreements provide for equity awards to each executive under the terms of the Companys’s stock option plans. Each Employment Agreement provides that the executive will receive a restricted stock grant of the Company’s Common Stock. The Company will compensate Messrs. Trieu, Park and Shah for the taxes actually incurred on grant of the restricted shares. The restricted stock will vest fully on the one-year anniversary of employment. As of December 31, 2019, the restricted shares have yet to be issued. The Employment Agreements also provide for grants of incentive stock options to purchase shares of the Company’s Common Stock under the Stock Plans. Such options shall vest and become exercisable after one year of employment. As of December 31, 2020, these options had yet to be granted. Thereafter, each Employment Agreement contemplates that the executive will be eligible to receive a comparable annual grant of restricted shares or stock options as approved by the Board or Compensation Committee and which shall contain the customary terms and provisions of such grants generally to key executives under the 2015 Stock Plan.

The initial restricted stock grants and stock option grants have been set for the executives as follows:

Executive	Title	Restricted Stock (Shares)	Stock Options (Shares)
Vuong Trieu	Chief Executive Officer	209,302	313,953
Chulho Park	Chief Technology Officer	162,791	244,186
Amit Shah	Chief Financial Officer	148,837	223,256

The incentive stock options or the restricted stock awards granted to the Company’s officers have not been issued as of the date of this filing.

PointR Merger Consideration

The total purchase price of $17,831,427 represented the consideration transferred from the Company in the PointR Merger and was calculated based on the number of shares of Common Stock plus the preferred shares outstanding but convertible into Common Stock outstanding at the date of the PointR Merger and includes $2,625,000 of contingent consideration of shares issuable to PointR shareholders, which can extend upto $15 million of contingent consideration, upon achievement of certain milestones.